Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 238	$ 256
Intangible assets with finite lives:
Intangible assets, gross	22,784	14,121
Less: accumulated amortization	(8,985)	(5,272)
Exchange differences	136	(305)
Intangible assets	13,935	8,544
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	9,109	5,575
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	120	129
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	12,223	7,014
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	679	732
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	$ 415	$ 415